UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Annual Report — December 31, 2011

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 5 stars for the three and ten year periods and 4 stars for the five year period ended December 31, 2011 among 1,580, 1,580, 817, and 1,376 Large Blend funds, respectively. Morningstar Rating™ is based on risk-adjusted returns.

Mario J. Gabelli, CFA

Kevin V. Dreyer

Christopher J. Marangi

To Our Shareholders,

The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Performance Discussion (Unaudited)

For the year ended December 31, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund declined 0.4% compared with an increase of 2.1% for the Standard & Poor’s (“S&P”) 500 Index. See page 3 for additional performance information.

Enclosed are the schedule of investments and financial statements as of December 31, 2011.

Concerns about economic growth, debt burdens, and political stalemates in Europe and the U.S. created volatility in the markets during 2011.

Beginning with a continued economic rebound following the financial crisis of 2008-2009, the market quickly recognized the implications of the political uprisings across the Middle East, and the earthquake and nuclear disaster in Fukushima, Japan, which resulted in both a human tragedy and a disruption to the supply chains of many industries. Over the summer, political brinksmanship over the debt ceiling in the U.S. led to the country losing its AAA rating. Through autumn to the end of the year, concerns about the fiscal crisis in Europe led to doubts regarding the ability of certain Eurozone members to repay their debts, and also of whether the euro itself will survive. Despite all the external shocks, the market and the Fund ended the year with little changed.

With this as a backdrop, we continue to do what we have done since the Fund’s inception: invest in companies based on our Private Market Value with a Catalyst® approach. We will invest in companies trading at a discount to their Private Market Value, with attractive products, in growing and fragmented industries, with good cash flow, and strong management teams. We will also continue to look for catalysts that could be in the form of a management change, restructuring, regulatory changes, split-ups, or other dynamics.

Selected holdings that contributed positively to performance in 2011 were News Corp. (1.9% of net assets as of December 31, 2011), a diversified global media company with operations in six industry segments: cable network programming; filmed entertainment; television; direct broadcast satellite television; publishing; and other. Precision Castparts Corp. (1.7%), a manufacturer of investment castings and forgings primarily for the aerospace and industrial gas turbine markets, and Swedish Match AB (1.4%), a producer of tobacco products that include snus and snuff, chewing tobacco, cigars, and lights were other selected holdings that contributed positively to the Fund’s performance. Swedish Match has benefited from the growth of the smokeless tobacco market in both Scandinavia and the U.S., as public smoking bans and health concerns are driving consumers to seek alternative tobacco products to cigarettes. Some of our weaker performing stocks during the year were Cablevision Systems Corp. (1.0%), one of the leading broadband providers in the New York metropolitan area, with nearly three million customers; Navistar International Corp. (0.6%), a manufacturer of trucks, buses, and defense vehicles, as well as diesel engines and parts for the trucking industry; and Telephone & Data Systems Inc. (0.6%), based in Chicago, IL, primarily a telecommunications company, with wireless and rural local exchange wireline operations.

We appreciate your confidence and trust.

February 22, 2012	Sincerely yours, Bruce N. Alpert President

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers ; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Comparative Results

Average Annual Returns through December 31, 2011 (a) (Unaudited)
	1 Year	5 Year	10 Year	Since Inception (3/3/86)
Class AAA (GABAX)	(0.43)%	2.36%	6.43%	11.86%
S&P 500 Index	2.11	(0.25)	2.92	9.36	(e)
Dow Jones Industrial Average	8.28	2.35	4.57	10.80	(e)
Nasdaq Composite Index	(0.78)	2.50	3.72	7.96	(e)
Class A (GATAX)	(0.41)	2.36	6.43	11.86
With sales charge (b)	(6.14)	1.15	5.80	11.59
Class B (GATBX)	(1.15)	1.57	5.78	11.60
With contingent deferred sales charge (c)	(6.10)	1.19	5.78	11.60
Class C (GATCX)	(1.15)	1.61	5.80	11.60
With contingent deferred sales charge (d)	(2.14)	1.61	5.80	11.60
Class I (GABIX)	(0.19)	2.56	6.53	11.90

In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, B, C, and I Shares are 1.38%, 1.38%, 2.13%, 2.13%, and 1.13%, respectively. See page 17 for the expense ratios for the year ended December 31, 2011. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the NASDAQ Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

THE GABELLI ASSET FUND (CLASS AAA SHARES) AND S&P 500 INDEX (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Gabelli Asset Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2011 through December 31, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:  This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2011.

	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$ 928.90	1.38%	$ 6.71
Class A	$1,000.00	$ 928.90	1.37%	$ 6.66
Class B	$1,000.00	$ 925.60	2.12%	$10.29
Class C	$1,000.00	$ 925.40	2.12%	$10.29
Class I	$1,000.00	$ 930.10	1.12%	$ 5.45
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.25	1.38%	$ 7.02
Class A	$1,000.00	$1,018.30	1.37%	$ 6.97
Class B	$1,000.00	$1,014.52	2.12%	$10.76
Class C	$1,000.00	$1,014.52	2.12%	$10.76
Class I	$1,000.00	$1,019.56	1.12%	$ 5.70

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2011:

The Gabelli Asset Fund
Food and Beverage	13.0%
Energy and Utilities	8.4%
Cable and Satellite	7.4%
Equipment and Supplies	6.7%
Financial Services	6.5%
Consumer Products	5.2%
Diversified Industrial	5.0%
Entertainment	4.3%
Health Care	3.9%
Automotive: Parts and Accessories	3.9%
Machinery	3.8%
Telecommunications	2.9%
Retail	2.6%
Aviation: Parts and Services	2.6%
Metals and Mining	2.6%
Publishing	2.4%
Hotels and Gaming	2.1%
Business Services	1.9%
Aerospace	1.7%
Broadcasting	1.5%

Consumer Services	1.4%
Specialty Chemicals	1.3%
Environmental Services	1.2%
Communications Equipment	1.2%
Computer Software and Services	1.1%
Electronics	1.1%
Automotive	1.0%
Wireless Communications	1.0%
Agriculture	0.8%
Transportation	0.6%
U.S. Government Obligations	0.3%
Real Estate	0.3%
Building and Construction	0.2%
Manufactured Housing and Recreational Vehicles	0.1%
Closed-End Funds	0.0%
Real Estate Investment Trusts	0.0%
Commercial Services	0.0%
Computer Hardware	0.0%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — December 31, 2011

Shares		Cost	Market Value

	COMMON STOCKS — 99.7%
	Aerospace — 1.7%
672,000	Exelis Inc.	$3,495,304	$6,081,600
20,000	Goodrich Corp.	2,439,400	2,474,000
5,000	Lockheed Martin Corp.	147,750	404,500
11,000	Northrop Grumman Corp.	491,769	643,280
2,205,000	Rolls-Royce Holdings plc	16,558,403	25,562,687
152,145,000	Rolls-Royce Holdings plc, Cl. C†(a)	242,100	236,279
153,000	The Boeing Co.	7,970,776	11,222,550

		31,345,502	46,624,896

	Agriculture — 0.8%
485,000	Archer-Daniels-Midland Co.	6,372,602	13,871,000
74,058	Monsanto Co.	1,288,171	5,189,244
9,000	Potash Corp of Saskatchewan Inc	41,185	371,520
29,000	The Mosaic Co.	500,160	1,462,470

		8,202,118	20,894,234

	Automotive — 1.0%
340,000	Fiat Industrial SpA†	3,822,415	2,915,292
303,000	Ford Motor Co.†	3,794,931	3,260,280
18,000	General Motors Co.†	474,324	364,860
445,000	Navistar International Corp.†	9,527,951	16,856,600
101,250	PACCAR Inc.	522,021	3,793,838
3,400	Volkswagen AG	137,862	456,106

		18,279,504	27,646,976

	Automotive: Parts and Accessories — 3.9%
191,000	BorgWarner Inc.†	1,966,149	12,174,340
345,000	Brembo SpA	3,944,619	2,955,931
229,000	CLARCOR Inc.	1,641,219	11,447,710
340,000	Dana Holding Corp.†	2,296,152	4,131,000
62,000	Federal-Mogul Corp.†	1,207,225	914,500
579,500	Genuine Parts Co.	16,784,962	35,465,400
7,000	HUGHES Telematics Inc.†	25,137	33,320
394,000	Johnson Controls Inc.	3,527,331	12,316,440
175,000	Midas Inc.†	2,291,556	1,503,250
210,000	Modine Manufacturing Co.†	3,590,849	1,986,600
155,500	O’Reilly Automotive Inc.†	3,695,008	12,432,225
251,968	Standard Motor Products Inc.	2,545,220	5,051,958
143,000	Superior Industries International Inc.	2,888,757	2,365,220
96,000	Tenneco Inc.†	2,092,819	2,858,880

		48,497,003	105,636,774

Shares		Cost	Market Value

	Aviation: Parts and Services — 2.6%
1,103,000	BBA Aviation plc	$2,715,692	$3,049,043
475,000	Curtiss-Wright Corp.	3,253,414	16,781,750
600,000	GenCorp Inc.†	2,151,726	3,192,000
115,000	Kaman Corp.	1,720,172	3,141,800
273,500	Precision Castparts Corp.	3,059,728	45,070,065

		12,900,732	71,234,658

	Broadcasting — 1.5%
322,500	CBS Corp., Cl. A, Voting	3,454,520	8,926,800
19,000	CBS Corp., Cl. B, Non-Voting	482,818	515,660
20,000	Cogeco Inc.	381,659	949,988
26,666	Corus Entertainment Inc., Cl. B	43,320	539,720
13,334	Corus Entertainment Inc., Cl. B, Non-Voting	21,662	268,578
104,000	Fisher Communications Inc.†	3,633,472	2,998,320
843	Granite Broadcasting Corp.† (b)	69,109	0
272,589	Liberty Media Corp. - Liberty Capital, Cl. A†	2,295,129	21,275,571
185,000	LIN TV Corp., Cl. A†	1,803,562	782,550
12,000	Naspers Ltd., Cl. N	472,418	525,024
390,000	Television Broadcasts Ltd.	1,776,461	2,365,128
138,000	Tokyo Broadcasting System Holdings Inc.	2,960,713	1,774,977

		17,394,843	40,922,316

	Building and Construction — 0.2%
360,400	Fortune Brands Home & Security Inc.†	3,896,302	6,137,612

	Business Services — 1.9%
28,000	ACCO Brands Corp.†	139,023	270,200
38,000	Ascent Capital Group Inc., Cl. A†	673,653	1,927,360
213,000	Clear Channel Outdoor Holdings Inc., Cl. A†	2,609,374	2,673,150
190,000	Ecolab Inc.	1,778,939	10,983,900
15,000	Edenred	273,621	369,249
22,000	Equinix Inc.†	1,819,998	2,230,800
61,000	Landauer Inc.	377,119	3,141,500
400,000	Live Nation Entertainment Inc.†	4,206,133	3,324,000
36,000	Macquarie Infrastructure Co. LLC	875,771	1,006,200
27,500	MasterCard Inc., Cl. A	2,223,363	10,252,550
72,000	Monster Worldwide Inc.†	1,566,798	570,960
1,000	MSC Industrial Direct Co. Inc., Cl. A	71,957	71,550
175,000	The Brink’s Co.	5,057,847	4,704,000
900,000	The Interpublic Group of Companies Inc.	7,764,097	8,757,000
18,000	Visa Inc., Cl. A	950,776	1,827,540

		30,388,469	52,109,959

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2011

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Cable and Satellite — 7.4%
467,750	AMC Networks Inc., Cl. A†	$1,167,179	$17,578,045
16,000	British Sky Broadcasting Group plc	180,606	182,010
1,858,000	Cablevision Systems Corp., Cl. A	2,964,997	26,420,760
11,000	Charter Communications Inc., Cl. A†	547,768	626,340
226,000	Comcast Corp., Cl. A	3,667,947	5,358,460
342,000	Comcast Corp., Cl. A, Special	6,949,157	8,057,520
15,000	DigitalGlobe Inc.†	332,927	256,650
1,050,002	DIRECTV, Cl. A†	12,708,231	44,898,086
426,000	DISH Network Corp., Cl. A	9,747,573	12,132,480
103,000	EchoStar Corp., Cl. A†	3,086,624	2,156,820
1,000	Jupiter Telecommunications Co. Ltd.	980,489	1,013,382
227,000	Liberty Global Inc., Cl. A†	2,777,701	9,313,810
228,000	Liberty Global Inc., Cl. C†	2,780,902	9,010,560
1,060,700	Rogers Communications Inc., Cl. B, New York	5,866,084	40,847,557
50,000	Rogers Communications Inc., Cl. B, Toronto	229,821	1,926,380
282,000	Scripps Networks Interactive Inc., Cl. A	9,564,260	11,962,440
150,000	Shaw Communications Inc., Cl. B, New York	292,208	2,980,500
120,000	Shaw Communications Inc., Cl. B, Non-Voting, Toronto	164,952	2,385,276
55,000	Time Warner Cable Inc.	2,375,071	3,496,350

		66,384,497	200,603,426

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	975,443	980,618

	Commercial Services — 0.0%
36,000	Garda World Security Corp., Cl. A†	356,081	258,317

	Communications Equipment — 1.2%
580,000	Corning Inc.	4,580,648	7,528,400
451,000	Thomas & Betts Corp.†	10,937,145	24,624,600

		15,517,793	32,153,000

	Computer Hardware — 0.0%
5,000	Wincor Nixdorf AG	302,584	223,452

Shares		Cost	Market Value

	Computer Software and Services — 1.1%
65,001	AOL Inc.†	$1,552,123	$981,515
242,000	Diebold Inc.	8,343,923	7,276,940
64,000	eBay Inc.†	1,923,702	1,941,120
98,250	Fidelity National Information Services Inc.	2,155,793	2,612,468
600	Google Inc., Cl. A†	319,177	387,540
150,000	Internap Network Services Corp.†	1,030,163	891,000
17,000	InterXion Holding NV†	235,710	228,650
95,000	NCR Corp.†	1,452,208	1,563,700
105,000	Rockwell Automation Inc.	3,813,779	7,703,850
432,000	Yahoo! Inc.†	10,277,542	6,968,160

		31,104,120	30,554,943

	Consumer Products — 5.2%
35,000	Altria Group Inc.	525,685	1,037,750
80,000	Avery Dennison Corp.	2,593,510	2,294,400
80,000	Avon Products Inc.	2,382,334	1,397,600
26,000	Brunswick Corp.	652,247	469,560
11,000	Christian Dior SA	307,335	1,304,226
432,000	Church & Dwight Co. Inc.	1,398,043	19,768,320
335,000	Energizer Holdings Inc.†	9,746,796	25,955,800
3,400	Givaudan SA†	1,182,809	3,239,647
35,000	Harley-Davidson Inc.	88,156	1,360,450
78,000	Kimberly-Clark Corp.	4,743,784	5,737,680
20,000	Mattel Inc.	361,000	555,200
17,000	National Presto Industries Inc.	529,570	1,591,200
25,000	Philip Morris International Inc.	950,939	1,962,000
50,000	Reckitt Benckiser Group plc	1,570,345	2,469,251
125,000	Sally Beauty Holdings Inc.†	1,001,483	2,641,250
50,000	Svenska Cellulosa AB, Cl. B	709,301	741,058
1,080,000	Swedish Match AB	12,045,067	38,337,995
10,000	Syratech Corp.†	2,000	847
25,000	The Clorox Co.	1,389,061	1,664,000
1,500	The Estee Lauder Companies Inc., Cl. A	112,739	168,480
394,000	The Procter & Gamble Co.	13,330,537	26,283,740
81,000	Unilever plc, ADR	2,597,624	2,715,120
35,000	ValueVision Media Inc., Cl. A†	211,184	65,800
35,000	Wolverine World Wide Inc.	325,537	1,247,400

		58,757,086	143,008,774

	Consumer Services — 1.4%
21,000	Coinstar Inc.†	943,089	958,440
169,000	IAC/InterActiveCorp.	1,867,371	7,199,400
515,000	Liberty Interactive Corp., Cl. A†	4,050,653	8,350,725
961,000	Rollins Inc.	3,343,564	21,353,420
24,000	TiVo Inc.†	235,381	215,280

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2011

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Consumer Services (Continued)
70,866	Tree.com Inc.†	$509,902	$396,141
2,500	Westway Group Inc.†	14,040	14,000

		10,964,000	38,487,406

	Diversified Industrial — 5.0%
12,000	Acuity Brands Inc.	141,624	636,000
5,000	Anixter International Inc.†	45,044	298,200
75,000	Charter International plc	964,016	1,100,680
75,403	Contax Participacoes SA, ADR	30,974	152,314
398,000	Cooper Industries plc	8,930,360	21,551,700
431,100	Crane Co.	7,226,966	20,136,681
98,000	Gardner Denver Inc.	804,925	7,551,880
105,000	Greif Inc., Cl. A	941,304	4,782,750
275,043	Greif Inc., Cl. B	14,989,452	12,390,687
459,000	Honeywell International Inc.	14,991,613	24,946,650
25,000	Ingersoll-Rand plc	484,296	761,750
335,000	ITT Corp.	2,894,175	6,475,550
15,000	Jardine Matheson Holdings Ltd.	726,417	705,750
115,000	Jardine Strategic Holdings Ltd.	2,597,936	3,182,050
200,000	Katy Industries Inc.†	597,350	68,500
1,000	Kennametal Inc.	35,610	36,520
30,500	Magnetek Inc.†	1,070,531	262,605
240,000	Myers Industries Inc.	1,460,520	2,961,600
12,000	Nortek Inc.†	462,854	313,920
52,000	Pentair Inc.	762,065	1,731,080
270,033	Smiths Group plc	5,324,534	3,837,126
29,000	Sulzer AG	2,726,939	3,099,755
160,000	Textron Inc.	1,241,296	2,958,400
20,000	Toray Industries Inc.	146,817	143,173
120,000	Trinity Industries Inc.	1,257,602	3,607,200
270,000	Tyco International Ltd.	11,610,413	12,611,700
6,500	Waters Corp.†	477,757	481,325

		82,943,390	136,785,546

	Electronics — 1.1%
45,000	Chemring Group plc	117,293	279,468
98,000	Intel Corp.	2,094,373	2,376,500
8,000	Kyocera Corp., ADR	250,238	638,480
375,000	LSI Corp.†	2,388,881	2,231,250
1,500	Mettler-Toledo International Inc.†	212,220	221,565
24,000	Molex Inc., Cl. A	655,086	474,720
26,500	Samsung Electronics Co. Ltd., GDR (c)	5,011,326	12,208,550
44,000	Sony Corp., ADR	1,314,216	793,760
72,000	TE Connectivity Ltd.	2,185,170	2,218,320
303,000	Texas Instruments Inc.	7,982,715	8,820,330

		22,211,518	30,262,943

Shares		Cost	Market Value

	Energy and Utilities — 8.4%
11,000	Anadarko Petroleum Corp.	$652,895	$839,630
208,000	BP plc, ADR	5,428,295	8,889,920
29,000	CH Energy Group Inc.	1,214,873	1,693,020
320,000	Chevron Corp.	12,349,474	34,048,000
340,000	ConocoPhillips	9,732,763	24,775,800
272,000	CONSOL Energy Inc.	10,523,310	9,982,400
25,000	Constellation Energy Group Inc.	551,389	991,750
122,000	Devon Energy Corp.	1,673,036	7,564,000
10,000	Diamond Offshore Drilling Inc.	818,959	552,600
90,000	Duke Energy Corp.	1,022,606	1,980,000
20,000	Edison International	340,000	828,000
490,000	El Paso Corp.	4,442,134	13,019,300
240,000	El Paso Electric Co.	3,007,363	8,313,600
94,000	EOG Resources Inc.	430,496	9,259,940
311,000	Exxon Mobil Corp.	7,472,350	26,360,360
68,000	FirstEnergy Corp.	1,318,750	3,012,400
130,000	GenOn Energy Inc., Escrow† (b)	0	0
89,000	Great Plains Energy Inc.	2,104,942	1,938,420
192,000	Halliburton Co.	6,037,379	6,625,920
260,000	National Fuel Gas Co.	13,340,886	14,450,800
32,000	NextEra Energy Inc.	1,549,756	1,948,160
100,000	Northeast Utilities	1,737,395	3,607,000
25,000	NSTAR	793,474	1,174,000
12,000	Occidental Petroleum Corp.	941,505	1,124,400
60,000	Oceaneering International Inc.	1,534,601	2,767,800
40,000	Petroleo Brasileiro SA, ADR	1,400,073	994,000
100,000	Progress Energy Inc., CVO†	52,000	73,400
235,000	Rowan Companies Inc.†	8,664,401	7,127,550
48,000	Royal Dutch Shell plc, Cl. A, ADR	2,857,612	3,508,320
129,100	SJW Corp.	2,122,183	3,051,924
255,000	Southwest Gas Corp.	4,493,970	10,834,950
240,000	Spectra Energy Corp.	5,555,762	7,380,000
95,000	Talisman Energy Inc.	1,800,506	1,211,250
11,000	TECO Energy Inc.	188,513	210,540
105,000	The AES Corp.†	449,800	1,243,200
12,000	The Empire District Electric Co.	227,159	253,080
73,000	Transocean Ltd.	5,264,063	2,802,470
397,000	Weatherford International Ltd.†	7,865,745	5,812,080

		129,960,418	230,249,984

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2011

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Entertainment — 4.3%
8,010	Chestnut Hill Ventures† (b)	$218,000	$529,286
255,000	Discovery Communications Inc., Cl. A†	2,945,761	10,447,350
250,300	Discovery Communications Inc., Cl. C†	2,025,437	9,436,310
70,000	DreamWorks Animation SKG Inc., Cl. A†	1,683,962	1,161,650
72,000	Electronic Arts Inc.†	1,707,694	1,483,200
791,000	Grupo Televisa SA, ADR	8,981,453	16,658,460
1,400	Nintendo Co. Ltd.	434,429	192,802
18,000	Regal Entertainment Group, Cl. A	245,381	214,920
520,000	The Madison Square Garden Co., Cl. A†	2,231,672	14,892,800
535,001	Time Warner Inc.	14,353,453	19,334,936
515,000	Viacom Inc., Cl. A	15,234,637	27,464,950
25,000	Viacom Inc., Cl. B	1,051,735	1,135,250
582,000	Vivendi SA	11,665,407	12,745,020
25,000	World Wrestling Entertainment Inc., Cl. A	186,509	233,000

		62,965,530	115,929,934

	Environmental Services — 1.2%
605,000	Republic Services Inc.	7,330,268	16,667,750
480,000	Waste Management Inc.	9,897,584	15,700,800

		17,227,852	32,368,550

	Equipment and Supplies — 6.7%
955,500	AMETEK Inc.	2,483,420	40,226,550
6,000	Amphenol Corp., Cl. A	23,162	272,340
98,000	CIRCOR International Inc.	967,029	3,460,380
144,000	Crown Holdings Inc.†	649,195	4,835,520
180,000	CTS Corp.	1,062,935	1,656,000
8,000	Danaher Corp.	70,641	376,320
390,000	Donaldson Co. Inc.	2,250,340	26,551,200
238,000	Flowserve Corp.	3,182,360	23,638,160
206,000	Gerber Scientific Inc., Escrow† (b)	0	2,060
230,000	GrafTech International Ltd.†	2,011,244	3,139,500
762,000	IDEX Corp.	2,863,178	28,277,820
151,000	Interpump Group SpA	614,802	1,015,266
387,000	Lufkin Industries Inc.	1,751,145	26,048,970
70,000	Met-Pro Corp.	380,521	632,800
5,000	Mueller Industries Inc.	193,446	192,100
20,000	Sealed Air Corp.	168,679	344,200
2,000	SL Industries Inc.†	5,719	32,400
100,000	Tenaris SA, ADR	4,455,579	3,718,000

Shares		Cost	Market Value

100,000	The Manitowoc Co. Inc.	$240,518	$919,000
100,000	The Weir Group plc	420,789	3,155,672
29,000	Valmont Industries Inc.	232,196	2,632,910
320,000	Watts Water Technologies Inc., Cl. A	3,746,489	10,947,200

		27,773,387	182,074,368

	Financial Services — 6.5%
15,900	Alleghany Corp.†	2,543,397	4,536,111
80,000	AllianceBernstein Holding LP	1,649,952	1,046,400
715,000	American Express Co.	21,138,275	33,726,550
7,000	Ameriprise Financial Inc.	221,427	347,480
32,000	Argo Group International Holdings Ltd.	1,152,402	926,720
115,000	Artio Global Investors Inc.	2,355,632	561,200
100,000	Bank of America Corp.	1,103,105	556,000
211	Berkshire Hathaway Inc., Cl. A†	809,023	24,213,305
75,000	BKF Capital Group Inc.†	419,241	83,250
20,000	Calamos Asset Management Inc., Cl. A	228,324	250,200
50,000	Citigroup Inc.	2,061,738	1,315,500
150,000	Deutsche Bank AG	6,612,158	5,679,000
165,000	First Niagara Financial Group Inc.	2,158,142	1,423,950
90,000	Fortress Investment Group LLC, Cl. A†	514,428	304,200
125,000	GAM Holding AG†	1,836,527	1,357,394
168,000	H&R Block Inc.	2,697,744	2,743,440
24,000	HSBC Holdings plc, ADR	1,309,848	914,400
53,000	Interactive Brokers Group Inc., Cl. A	967,279	791,820
450,000	Janus Capital Group Inc.	5,638,152	2,839,500
269,000	JPMorgan Chase & Co.	10,384,996	8,944,250
19,000	Kemper Corp.	498,464	554,990
64,000	Kinnevik Investment AB, Cl. A	1,126,999	1,240,561
95,000	Kinnevik Investment AB, Cl. B	1,769,561	1,851,120
78,000	KKR & Co. LP	762,794	1,000,740
338,000	Legg Mason Inc.	7,565,093	8,128,900
75,000	Leucadia National Corp.	655,691	1,705,500
72,000	Loews Corp.	3,158,043	2,710,800
48,800	M&T Bank Corp.	3,609,287	3,725,392
150,000	Marsh & McLennan Companies Inc.	4,406,024	4,743,000
100,000	Northern Trust Corp.	4,862,202	3,966,000
153,000	PNC Financial Services Group Inc.	8,685,939	8,823,510
210,000	Popular Inc.†	629,664	291,900

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2011

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
22,000	Royal Bank of Canada	$1,172,985	$1,121,120
143,000	State Street Corp.	3,389,213	5,764,330
3,740	Steel Excel Inc.†	110,816	89,760
20,000	SunTrust Banks Inc.	424,879	354,000
50,000	T. Rowe Price Group Inc.	850,990	2,847,500
12,000	TD Ameritrade Holding Corp.	230,037	187,800
621,000	The Bank of New York Mellon Corp.	18,147,012	12,364,110
50,000	The Blackstone Group LP	874,819	700,500
13,000	The Goldman Sachs Group Inc.	1,889,638	1,175,590
8,500	Value Line Inc.	136,515	87,380
180,000	Waddell & Reed Financial Inc., Cl. A	3,903,823	4,458,600
641,000	Wells Fargo & Co.	19,275,873	17,665,960

		153,938,151	178,119,733

	Food and Beverage — 13.0%
348,000	Beam Inc.	12,989,332	17,828,040
345,000	Brown-Forman Corp., Cl. A	6,015,904	27,348,150
85,000	Brown-Forman Corp., Cl. B	1,986,156	6,843,350
80,000	Campbell Soup Co.	2,189,885	2,659,200
400,000	China Mengniu Dairy Co. Ltd.	1,191,136	935,287
76,000	Coca-Cola Enterprises Inc.	1,547,314	1,959,280
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR†	231,193	274,560
205,000	Constellation Brands Inc., Cl. A†	2,843,442	4,237,350
210,000	Corn Products International Inc.	2,550,007	11,043,900
323,000	Danone	15,485,446	20,304,290
600,000	Davide Campari - Milano SpA	3,016,181	3,995,341
117,000	Dean Foods Co.†	1,587,018	1,310,400
333,000	Diageo plc, ADR	13,077,303	29,110,860
10,000	Diamond Foods Inc.	277,511	322,700
210,000	Dr Pepper Snapple Group Inc.	5,152,689	8,290,800
75,000	Farmer Brothers Co.	931,108	573,000
395,500	Flowers Foods Inc.	1,191,240	7,506,590
50,000	Fomento Economico Mexicano SAB de CV, ADR	1,743,560	3,485,500
605,000	General Mills Inc.	10,926,023	24,448,050
43,000	Green Mountain Coffee Roasters Inc.†	1,104,878	1,928,550
3,200,000	Grupo Bimbo SAB de CV, Cl. A	1,620,465	6,535,433
72,000	H.J. Heinz Co.	2,596,822	3,890,880

Shares		Cost	Market Value

109,000	Heineken NV	$5,230,107	$5,046,179
20,000	Heineken NV, ADR	481,150	460,600
210,000	ITO EN Ltd.	4,686,116	3,612,316
45,000	Kellogg Co.	1,213,669	2,275,650
82,000	Kerry Group plc, Cl. A	971,184	3,008,736
510,000	Kikkoman Corp.	5,886,604	5,857,347
305,229	Kraft Foods Inc., Cl. A	9,145,674	11,403,355
22,000	LVMH Moet Hennessy Louis Vuitton SA	775,733	3,114,994
15,000	MEIJI Holdings Co. Ltd.	678,410	622,645
245,000	Morinaga Milk Industry Co. Ltd.	909,693	948,551
110,000	Nestlé SA	3,041,899	6,323,858
200,000	NISSIN FOODS HOLDINGS CO. LTD.	6,899,621	7,834,221
200,000	Parmalat SpA	569,900	344,270
24,000	Peet’s Coffee & Tea Inc.†	943,373	1,504,320
272,000	PepsiCo Inc.	10,299,892	18,047,201
74,000	Pernod-Ricard SA	6,713,652	6,863,185
196,000	Ralcorp Holdings Inc.†	6,340,812	16,758,000
86,430	Remy Cointreau SA	5,079,553	6,945,498
10,000	SABMiller plc	358,218	351,985
1,005,016	Sara Lee Corp.	15,060,056	19,014,903
42,000	Snyders-Lance Inc.	841,776	945,000
330,000	The Coca-Cola Co.	13,880,073	23,090,100
32,000	The Hain Celestial Group Inc.†	532,819	1,173,120
7,000	The Hershey Co.	156,868	432,460
20,000	The J.M. Smucker Co.	547,733	1,563,400
600,000	Tingyi (Cayman Islands) Holding Corp.	1,488,465	1,823,192
164,800	Tootsie Roll Industries Inc.	1,820,002	3,900,816
150,000	Tyson Foods Inc., Cl. A	2,097,208	3,096,000
444,000	Yakult Honsha Co. Ltd.	11,946,720	13,988,567

		208,851,593	355,181,980

	Health Care — 3.9%
40,000	Abbott Laboratories	1,948,913	2,249,200
15,000	Alere Inc.†	255,011	346,350
50,000	Allergan Inc.	2,338,454	4,387,000
44,000	Amgen Inc.	203,194	2,825,240
65,000	AngioDynamics Inc.†	851,076	962,650
10,000	ArthroCare Corp.†	235,827	316,800
75,000	Baxter International Inc.	3,881,678	3,711,000
55,500	Becton, Dickinson and Co.	4,315,525	4,146,960
1,500	Bio-Rad Laboratories Inc., Cl. A†	158,480	144,060
50,500	Biogen Idec Inc.†	806,992	5,557,525

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2011

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
260,000	Boston Scientific Corp.†	$2,126,432	$1,388,400
212,000	Bristol-Myers Squibb Co.	5,621,279	7,470,880
18,000	Cepheid Inc.†	204,402	619,380
67,000	Chemed Corp.	1,081,042	3,431,070
32,000	CONMED Corp.†	640,430	821,440
44,000	Covidien plc	1,724,056	1,980,440
10,000	DENTSPLY International Inc.	190,509	349,900
55,000	Eli Lilly & Co.	2,059,331	2,285,800
1,000	Endo Pharmaceuticals Holdings Inc.†	33,284	34,530
44,000	Exactech Inc.†	671,660	724,680
5,000	Gilead Sciences Inc.†	203,905	204,650
38,000	Henry Schein Inc.†	1,049,459	2,448,340
5,000	Hospira Inc.†	149,219	151,850
145,000	Johnson & Johnson	6,465,433	9,509,100
14,000	Laboratory Corp. of America Holdings†	972,584	1,203,580
72,000	Life Technologies Corp.†	1,927,302	2,801,520
126,000	Mead Johnson Nutrition Co.	6,373,484	8,659,980
55,000	Medco Health Solutions Inc.†	976,172	3,074,500
150,000	Merck & Co. Inc.	4,257,141	5,655,000
11,000	Nobel Biocare Holding AG†	306,084	127,882
20,000	Owens & Minor Inc.	665,680	555,800
130,000	Pain Therapeutics Inc.†	739,593	494,000
71,000	Patterson Companies Inc.	1,853,550	2,095,920
175,000	Pfizer Inc.	3,045,050	3,787,000
44,000	Quidel Corp.†	603,237	665,720
50,000	Roche Holding AG, ADR	1,934,205	2,127,500
95,000	Smith & Nephew plc	1,043,777	922,824
2,000	Stryker Corp.	65,440	99,420
2,500	Techne Corp.	171,804	170,650
760,000	Tenet Healthcare Corp.†	4,825,541	3,898,800
55,000	UnitedHealth Group Inc.	1,787,766	2,787,400
90,000	Watson Pharmaceuticals Inc.†	3,358,954	5,430,600
34,000	William Demant Holding A/S†	1,594,066	2,827,364
100,000	Wright Medical Group Inc.†	1,567,862	1,650,000
5,000	Young Innovations Inc.	133,912	148,150
13,000	Zimmer Holdings Inc.†	662,619	694,460

		76,081,414	105,945,315

	Hotels and Gaming — 2.1%
15,000	Accor SA	508,153	380,217
24,000	Churchill Downs Inc.	910,628	1,251,120

Shares		Cost	Market Value

407,500	Gaylord Entertainment Co.†	$10,627,978	$9,837,050
550,000	Genting Singapore plc†	781,503	640,299
10,000	Home Inns & Hotels Management Inc., ADR†	159,080	258,000
14,422	Host Hotels & Resorts Inc.	290,636	213,013
51,000	Hyatt Hotels Corp., Cl. A†	2,035,862	1,919,640
161,000	International Game Technology	3,012,229	2,769,200
60,000	Interval Leisure Group Inc.†	561,535	816,600
2,600,000	Ladbrokes plc	14,749,785	5,249,099
140,600	Las Vegas Sands Corp.†	1,709,482	6,007,838
4,200,000	Mandarin Oriental International Ltd.	8,011,029	6,300,000
500,000	MGM Resorts International†	4,994,351	5,215,000
55,000	Orient-Express Hotels Ltd., Cl. A†	1,018,175	410,850
108,000	Pinnacle Entertainment Inc.†	714,561	1,097,280
98,000	Starwood Hotels & Resorts Worldwide Inc.	1,921,712	4,701,060
1,800,000	The Hongkong & Shanghai Hotels Ltd.	2,339,548	1,995,468
16,000	The Marcus Corp.	177,498	201,760
187,000	Universal Entertainment Corp.	3,870,031	5,172,444
18,000	Wyndham Worldwide Corp.	470,825	680,940
15,000	Wynn Resorts Ltd.	389,245	1,657,350

		59,253,846	56,774,228

	Machinery — 3.8%
130,000	Caterpillar Inc.	858,719	11,778,000
400,000	CNH Global NV†	12,185,748	14,396,000
743,000	Deere & Co.	5,942,527	57,471,050
22,000	Mueller Water Products Inc., Cl. A	183,302	53,680
720,000	Xylem Inc.	9,332,999	18,496,800
52,000	Zebra Technologies Corp., Cl. A†	1,828,272	1,860,560

		30,331,567	104,056,090

	Manufactured Housing and Recreational Vehicles — 0.1%
32,000	Cavco Industries Inc.†	605,460	1,281,920
33,700	Nobility Homes Inc.†	592,825	192,427
90,000	Skyline Corp.	2,833,065	391,500

		4,031,350	1,865,847

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2011

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Metals and Mining — 2.6%
26,000	Agnico-Eagle Mines Ltd.	$1,367,225	$944,320
220,000	Alcoa Inc.	3,197,456	1,903,000
368,000	Barrick Gold Corp.	6,891,098	16,652,000
22,000	Cameco Corp.	414,833	397,100
40,000	Century Aluminum Co.†	497,936	340,400
208,000	Freeport-McMoRan Copper & Gold Inc.	3,898,082	7,652,320
105,000	Ivanhoe Mines Ltd.†	878,845	1,860,600
8,000	James River Coal Co.†	58,140	55,360
50,000	Kinross Gold Corp.	359,224	570,000
52,000	New Hope Corp. Ltd.	70,252	294,116
643,000	Newmont Mining Corp.	16,660,197	38,586,430
25,000	Peabody Energy Corp.	973,215	827,750
2,000	Randgold Resources Ltd., ADR	195,568	204,200

		35,462,071	70,287,596

	Publishing — 2.4%
34,000	Belo Corp., Cl. A	176,514	214,200
470,000	Il Sole 24 Ore SpA†	2,525,104	428,240
445,000	Media General Inc., Cl. A†	4,035,012	1,811,150
70,000	Meredith Corp.	1,508,272	2,285,500
2,835,000	News Corp., Cl. A	22,219,874	50,576,400
82,000	News Corp., Cl. B	1,220,879	1,490,760
2,000	Nielsen Holdings NV†	49,708	59,380
137,000	The E.W. Scripps Co., Cl. A†	1,134,291	1,097,370
170,000	The McGraw-Hill Companies Inc.	1,505,331	7,644,900
26,000	The New York Times Co., Cl. A†	237,874	200,980

		34,612,859	65,808,880

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	294,496	302,280
103,000	Griffin Land & Nurseries Inc.	1,479,146	2,725,380
250,000	The St. Joe Co.†	1,870,114	3,665,000

		3,643,756	6,692,660

	Real Estate Investment Trusts — 0.0%
15,000	ProLogis Inc.	912,340	428,861

	Retail — 2.6%
110,000	Aaron’s Inc.†	583,437	2,934,800
195,000	AutoNation Inc.†	1,880,034	7,189,650
300	AutoZone Inc.†	26,672	97,491
22,000	Barnes & Noble Inc.†	274,411	318,560
110,000	Coldwater Creek Inc.†	355,270	129,800
125,000	Costco Wholesale Corp.	6,453,676	10,415,000
470,000	CVS Caremark Corp.	16,219,488	19,166,600

Shares		Cost	Market Value

130,000	HSN Inc.	$2,600,839	$4,713,800
40,000	Krispy Kreme Doughnuts Inc.†	311,404	261,600
2,000,000	Lianhua Supermarket Holdings Ltd., Cl. H	4,933,637	2,557,103
200,000	Macy’s Inc.	3,263,628	6,436,000
110,000	Safeway Inc.	2,516,566	2,314,400
55,000	The Cheesecake Factory Inc.†	1,627,169	1,614,250
53,000	The Home Depot Inc.	1,654,883	2,228,120
70,000	The Kroger Co.	423,375	1,695,400
44,000	Wal-Mart Stores Inc.	2,225,443	2,629,440
50,000	Walgreen Co.	1,699,415	1,653,000
60,000	Whole Foods Market Inc.	1,436,727	4,174,800
140,000	Winn-Dixie Stores Inc.†	2,080,314	1,313,200

		50,566,388	71,843,014

	Specialty Chemicals — 1.3%
58,500	Airgas Inc.	3,818,270	4,567,680
17,000	Ashland Inc.	284,580	971,720
45,777	Chemtura Corp.†	623,999	519,111
20,000	E. I. du Pont de Nemours and Co.	1,011,268	915,600
510,000	Ferro Corp.†	6,866,557	2,493,900
110,000	General Chemical Group Inc.†	365,584	1,265
136,000	H.B. Fuller Co.	1,271,302	3,142,960
145,000	International Flavors & Fragrances Inc.	6,723,874	7,600,900
40,000	Material Sciences Corp.†	266,497	326,400
2,000	NewMarket Corp.	215,642	396,220
590,000	Omnova Solutions Inc.†	1,637,428	2,719,900
8,500	Praxair Inc.	864,326	908,650
287,000	Sensient Technologies Corp.	5,526,116	10,877,300
1,000	SGL Carbon SE†	57,689	49,298
72,000	Zep Inc.	766,904	1,006,560

		30,300,036	36,497,464

	Telecommunications — 2.9%
11,000	AboveNet Inc.†	595,478	715,110
145,000	AT&T Inc.	3,508,517	4,384,800
23,000	Brasil Telecom SA, ADR	706,205	409,170
14,000	Brasil Telecom SA, Cl. C, ADR	210,888	86,800
40,000	CenturyLink Inc.	699,241	1,488,004
1,155,000	Cincinnati Bell Inc.†	5,017,415	3,499,650
370,000	Deutsche Telekom AG, ADR	6,203,644	4,236,500
27,000	France Telecom SA, ADR	481,981	422,820
38,000	Hellenic Telecommunications Organization SA	744,126	141,642
14,000	Hellenic Telecommunications Organization SA, ADR	95,418	24,220

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2011

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
90,000	Loral Space & Communications Inc.†	$6,006,135	$5,839,200
164,000	NII Holdings Inc.†	5,899,948	3,493,200
235,000	Portugal Telecom SGPS SA	2,379,092	1,353,459
720,000	Sprint Nextel Corp.†	2,584,061	1,684,800
75,403	Tele Norte Leste Participacoes SA, ADR	1,001,480	717,083
3,100,000	Telecom Italia SpA	1,732,489	3,334,110
200,000	Telecom Italia SpA, ADR	1,395,966	2,130,000
72	Telefonica Brasil SA	649	1,845
46,500	Telefonica Brasil SA, ADR	911,624	1,270,845
279,000	Telefonica SA, ADR	3,334,921	4,796,010
4,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	22,722	57,760
582,000	Telephone & Data Systems Inc.	12,215,878	15,067,980
499,000	Telephone & Data Systems Inc., Special	10,165,234	11,881,190
90,000	tw telecom inc.†	1,601,207	1,744,200
232,000	Verizon Communications Inc.	7,007,962	9,307,840
42,000	VimpelCom Ltd., ADR	615,550	397,740

		75,137,831	78,485,978

	Transportation — 0.6%
330,000	GATX Corp.	8,374,749	14,407,800
2,000	Huntington Ingalls Industries Inc.†	53,019	62,560
4,000	Kansas City Southern†	7,317	272,040
42,000	Providence and Worcester Railroad Co.	652,493	478,800

		9,087,578	15,221,200

	Wireless Communications — 1.0%
182,000	America Movil SAB de CV, Cl. L, ADR	566,974	4,113,200
2,000	American Tower Corp., Cl. A	105,240	120,020
54,000	Millicom International Cellular SA, SDR	4,912,683	5,410,161
2,700	NTT DoCoMo Inc.	3,867,175	4,963,622
21,857	Tim Participacoes SA, ADR	157,720	563,911
188,000	United States Cellular Corp.†	9,052,359	8,202,440
152,075	Vodafone Group plc, ADR	4,028,784	4,262,662

		22,690,935	27,636,016

	TOTAL COMMON STOCKS	1,493,249,887	2,719,993,548

Shares		Cost	Market Value

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp. (b)	$0	$200
208,400	Sanofi, CVR, expire 12/31/20†	294,533	250,080

	TOTAL RIGHTS	294,533	250,280

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	411,720	1,767

	Broadcasting — 0.0%
2,109	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (b)	0	0
2,109	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (b)	0	0

		0	0

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd, expire 06/16/14† (c)	298,980	203,200

	TOTAL WARRANTS	710,700	204,967

Principal Amount

	CORPORATE BONDS — 0.0%
	Specialty Chemicals — 0.0%
$ 200,000	Chemtura Corp., Escrow, Zero Coupon, 11/17/20† (b)	0	0

	U.S. GOVERNMENT OBLIGATIONS — 0.3%
8,971,000	U.S. Treasury Bills, 0.015% to 0.070%††, 04/26/12 to 06/21/12	8,969,038	8,969,545

	TOTAL INVESTMENTS — 100.0%	$1,503,224,158	2,729,418,340

	Other Assets and Liabilities (Net) — 0.0%		178,086

	NET ASSETS — 100.0%		$2,729,596,426

(a)	At December 31, 2011, the Fund held an investment in a restricted and illiquid security amounting to $236,279 or 0.01% of net assets, which was valued under methods approved by the Board of Trustees, as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/11 Carrying Value Per Unit
152,145,000	Rolls-Royce Holdings plc, Cl. C	10/26/11	$242,100	$0.0016

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2011

(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2011, the market value of fair valued securities amounted to $531,546 or 0.02% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the market value of Rule 144A securities amounted to $12,411,750 or 0.45% of net assets.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

December 31, 2011

Assets:
Investments, at value (cost $1,503,224,158)	$2,729,418,340
Foreign currency, at value (cost $818)	825
Receivable for Fund shares sold	3,891,774
Receivable for investments sold	293,813
Dividends receivable	3,879,427
Prepaid expense	66,367

Total Assets	2,737,550,546

Liabilities:
Payable to custodian	760
Payable for investments purchased	71,957
Payable for Fund shares redeemed	4,240,117
Payable for investment advisory fees	2,312,558
Payable for distribution fees	583,241
Payable for accounting fees	3,750
Payable for shareholder services fees	488,690
Other accrued expenses	253,047

Total Liabilities	7,954,120

Net Assets (applicable to 57,384,075 shares outstanding)	$2,729,596,426

Net Assets Consist of:
Paid-in capital	$1,523,161,011
Accumulated distributions in excess of net investment income	(564,752)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(19,196,348)
Net unrealized appreciation on investments	1,226,194,182
Net unrealized appreciation on foreign currency translations	2,333

Net Assets	$2,729,596,426

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,527,218,533 ÷ 53,092,496 shares outstanding)	$47.60

Class A:
Net Asset Value and redemption price per share ($66,330,132 ÷ 1,402,470 shares outstanding)	$47.30

Maximum offering price per share (NAV÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$50.19

Class B:
Net Asset Value and offering price per share ($5,804 ÷ 126.73 shares outstanding)	$45.80	(a)

Class C:
Net Asset Value and offering price per share ($41,146,153 ÷ 893,607 shares outstanding)	$46.05	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($94,895,804 ÷ 1,995,375 shares outstanding)	$47.56

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2011

Investment Income:
Dividends (net of foreign withholding taxes of $1,063,719)	$49,254,418
Interest	102,145

Total Investment Income	49,356,563

Expenses:
Investment advisory fees	28,034,356
Distribution fees – Class AAA	6,612,372
Distribution fees – Class A	133,005
Distribution fees – Class B	44
Distribution fees – Class C	311,488
Shareholder services fees	1,982,754
Shareholder communications expenses	451,726
Custodian fees	399,495
Trustees’ fees	166,056
Registration expenses	110,065
Legal and audit fees	54,579
Accounting fees	45,000
Tax expense	40
Miscellaneous expenses	172,916

Total Expenses	38,473,896

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(18,858)
Custodian fee credits	(185)

Total Reductions and Credits	(19,043)

Net Expenses	38,454,853

Net Investment Income	10,901,710

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	49,591,152
Net realized loss on foreign currency transactions	(369,360)

Net realized gain on investments and foreign currency transactions	49,221,792

Net change in unrealized appreciation:
on investments	(84,557,685)
on foreign currency translations	(7,535)

Net change in unrealized appreciation on investments and foreign currency translations	(84,565,220)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(35,343,428)

Net Decrease in Net Assets Resulting from Operations	$(24,441,718)

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$10,901,710	$7,915,686
Net realized gain on investments and foreign currency transactions	49,221,792	42,454,263
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(84,565,220)	436,777,256

Net Increase/(Decrease) in Net Assets Resulting from Operations	(24,441,718)	487,147,205

Distributions to Shareholders:
Net investment income
Class AAA	(9,612,866)	(7,601,812)
Class A	(291,548)	(79,054)
Class I	(607,472)	(195,336)

	(10,511,886)	(7,876,202)

Net realized gain
Class AAA	(48,142,032)	(21,422,786)
Class A	(1,259,602)	(192,856)
Class B	(116)	(14)
Class C	(787,744)	(144,746)
Class I	(1,802,732)	(320,558)

	(51,992,226)	(22,080,960)

Total Distributions to Shareholders	(62,504,112)	(29,957,162)

Shares of Beneficial Interest Transactions:
Class AAA	32,525,762	17,849,088
Class A	46,813,670	6,693,080
Class B	4,748	—
Class C	25,834,821	6,078,908
Class I	60,784,272	26,561,505

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	165,963,273	57,182,581

Redemption Fees	11,664	2,170

Net Increase in Net Assets	79,029,107	514,374,794
Net Assets:
Beginning of period	2,650,567,319	2,136,192,525

End of period (including undistributed net investment income of $0 and $0, respectively)	$2,729,596,426	$2,650,567,319

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratio to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2011	$48.93	$0.19	$(0.41)	$(0.22)	$(0.18)	$(0.93)	$(1.11)	$0.00	$47.60	(0.4)%	$2,527,218	0.39%	1.37%	8%
2010	40.21	0.15	9.13	9.28	(0.15)	(0.41)	(0.56)	0.00	48.93	23.1	2,571,513	0.35	1.38	7
2009	31.01	0.25	9.22	9.47	(0.27)	—	(0.27)	0.00	40.21	30.5	2,107,979	0.74	1.40	7
2008	49.81	0.22	(18.76)	(18.54)	(0.23)	(0.03)	(0.26)	0.00	31.01	(37.2)	1,721,697	0.52	1.38	14
2007	47.38	0.16	5.46	5.62	(0.15)	(3.04)	(3.19)	0.00	49.81	11.8	2,953,454	0.31	1.36	9
Class A
2011	$48.65	$0.21	$(0.42)	$(0.21)	$(0.21)	$(0.93)	$(1.14)	$0.00	$47.30	(0.4)%	$66,330	0.43%	1.37%	8%
2010	40.01	0.15	9.07	9.22	(0.17)	(0.41)	(0.58)	(0.00)	48.65	23.0	23,280	0.34	1.38	7
2009	30.85	0.25	9.17	9.42	(0.26)	—	(0.26)	(0.00)	40.01	30.5	13,216	0.75	1.40	7
2008	49.59	0.23	(18.69)	(18.46)	(0.25)	(0.03)	(0.28)	0.00	30.85	(37.2)	11,522	0.55	1.38	14
2007	47.21	0.16	5.44	5.60	(0.18)	(3.04)	(3.22)	0.00	49.59	11.8	12,497	0.30	1.36	9
Class B
2011	$47.28	$(0.13)	$(0.42)	$(0.55)	—	$(0.93)	$(0.93)	$0.00	$45.80	(1.2)%	$6	(0.27)%	2.12%	8%
2010	39.04	(0.17)	8.82	8.65	—	(0.41)	(0.41)	(0.00)	47.28	22.2	2	(0.41)	2.13	7
2009	30.14	0.02	8.88	8.90	—	—	—	(0.00)	39.04	29.5	2	0.08	2.15	7
2008	48.80	(0.12)	(18.29)	(18.41)	$(0.22)	(0.03)	(0.25)	0.00	30.14	(37.7)	4	(0.32)	2.13	14
2007	46.72	(0.26)	5.38	5.12	—	(3.04)	(3.04)	0.00	48.80	10.9	2	(0.52)	2.11	9
Class C
2011	$47.53	$(0.15)	$(0.40)	$(0.55)	—	$(0.93)	$(0.93)	$0.00	$46.05	(1.1)%	$41,146	(0.32)%	2.12%	8%
2010	39.25	(0.17)	8.86	8.69	—	(0.41)	(0.41)	(0.00)	47.53	22.1	17,240	(0.40)	2.13	7
2009	30.31	(0.01)	9.00	8.99	$(0.05)	—	(0.05)	0.00	39.25	29.6	8,916	(0.03)	2.15	7
2008	48.68	(0.09)	(18.25)	(18.34)	—	(0.03)	(0.03)	0.00	30.31	(37.7)	6,419	(0.21)	2.13	14
2007	46.58	(0.24)	5.38	5.14	—	(3.04)	(3.04)	0.00	48.68	11.0	8,090	(0.47)	2.11	9
Class I
2011	$48.90	$0.34	$(0.44)	$(0.10)	$(0.31)	$(0.93)	$(1.24)	$0.00	$47.56	(0.2)%	$94,896	0.69%	1.12%	8%
2010	40.18	0.27	9.11	9.38	(0.25)	(0.41)	(0.66)	(0.00)	48.90	23.4	38,532	0.62	1.13	7
2009	30.97	0.33	9.24	9.57	(0.36)	—	(0.36)	(0.00)	40.18	30.9	6,080	0.99	1.15	7
2008(c)	47.26	0.33	(16.25)	(15.92)	(0.34)	(0.03)	(0.37)	0.00	30.97	(33.6)	3,753	0.84 (d)	1.13 (d)	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
(d)	Annualized.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements

1.  Organization.  The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$46,388,617	$236,279	—	$46,624,896
Broadcasting	40,922,316	—	$0	40,922,316
Energy and Utilities	230,249,984	—	0	230,249,984
Entertainment	115,400,648	—	529,286	115,929,934
Equipment and Supplies	182,072,308	—	2,060	182,074,368
Other Industries (a)	2,104,192,050	—	—	2,104,192,050
Total Common Stocks	2,719,225,923	236,279	531,346	2,719,993,548
Rights:
Health Care	250,080	—	200	250,280
Warrants:
Automotive: Parts and Accessories	1,767	—	—	1,767
Broadcasting	—	—	0	0
Hotels and Gaming	—	203,200	—	203,200
Total Warrants	1,767	203,200	0	204,967
Corporate Bonds (a)	—	—	0	0
U.S. Government Obligations	—	8,969,545	—	8,969,545
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,719,477,770	$9,409,024	$531,546	$2,729,418,340

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the year ended December 31, 2011. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 12/31/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	—	—	0	—
Entertainment	364,856	—	—	164,430	—	—	—	—	529,286	164,430
Equipment and Supplies	—	—	—	2,060	0	—	—	—	2,060	2,060
Total Common Stocks	364,856	—	—	166,490	0	—	—	—	531,346	166,490
Rights:
Health Care	—	—	—	200	0	—	—	—	200	200
Warrants:
Broadcasting	0	—	—	—	—	—	—	—	0	—
Energy and Utilities	79	—	(149,058)	148,979	—	(0)	—	—	—	—
Total Warrants	79	—	(149,058)	148,979	—	(0)	—	—	0	—
Corporate Bonds	0	—	—	—	—	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$364,935	$—	$(149,058)	$315,669	$0	$(0)	$—	$—	$531,546	$166,690

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the year ended December 31, 2011, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency,

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

they also limit any potential gain that might result should the value of the currency increase. During the year ended December 31, 2011, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/ depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of December 31, 2011, refer to the Schedule of Investments.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, reclassifications of distributions on investments in real estate investment trusts, recharacterization of distributions, and reclassifications of capital gain dividends. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2011, reclassifications were made to increase accumulated distributions in excess of net investment income by $225,707 and to decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $231,642, with an offsetting adjustment to paid-in capital.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The tax character of distributions paid during the years ended December 31, 2011 and December 31, 2010 was as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010
Distributions paid from:
Ordinary income (inclusive of short-term capital gain)	$14,203,016	$7,876,202
Net long-term capital gains	48,301,096	22,080,960

Total distributions paid	$62,504,112	$29,957,162

Provision For Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund paid a $40 federal income tax expense due to taxable income from an investment in a passive foreign investment company.

As of December 31, 2011, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed long-term capital gains	$44,964
Net unrealized appreciation on investments and foreign currency translations	1,206,390,451

Total	$1,206,435,415

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At December 31, 2011, the temporary difference between book basis and tax basis net unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes and basis adjustments on investments in real estate investments trusts, mutual funds, securities, and partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,523,030,222	$1,331,831,473	$(125,443,355)	$1,206,388,118

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2011, the Fund did not incur any interest or penalties. As of December 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2011, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $18,858.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receive $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. G.distributors, LLC serves as successor “Distributor” to Gabelli & Company, Inc. (“Gabelli & Co.”) effective August 1, 2011, both affiliates of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to the Distributor at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities during the year ended December 31, 2011, other than short-term securities and U.S. Government obligations, aggregated $358,143,142 and $223,817,907, respectively.

6.  Transactions with Affiliates.  During the year ended December 31, 2011, the Fund paid brokerage commissions on security trades of $323,196 to Gabelli & Co. Additionally, the current and former Distributors informed the Fund that they retained a total of $76,407 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the year ended December 31, 2011, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the year ended December 31, 2011, there were no borrowings under the line of credit.

8.  Shares of Beneficial Interest.  The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2011 and December 31, 2010 amounted to $11,664 and $2,170, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	8,415,820	$419,968,817	6,816,431	$302,566,955
Shares issued upon reinvestment of distributions	1,158,479	54,599,274	557,615	27,345,434
Shares redeemed	(9,036,639)	(442,042,329)	(7,240,198)	(312,063,301)

Net increase	537,660	$32,525,762	133,848	$17,849,088

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

	Year Ended December 31, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class A
Shares sold	1,293,140	$64,496,462	245,328	$10,824,049
Shares issued upon reinvestment of distributions	30,486	1,427,643	4,981	242,870
Shares redeemed	(399,635)	(19,110,435)	(102,166)	(4,373,839)

Net increase	923,991	$46,813,670	148,143	$6,693,080

Class B
Shares sold	92	$4,663	—	—
Shares issued upon reinvestment of distributions	2	85	—	—

Net increase	94	$4,748	—	—

Class C
Shares sold	624,349	$30,266,783	197,241	$8,582,504
Shares issued upon reinvestment of distributions	13,453	613,574	2,373	113,056
Shares redeemed	(106,892)	(5,045,536)	(64,070)	(2,616,652)

Net increase	530,910	$25,834,821	135,544	$6,078,908

Class I
Shares sold	1,503,179	$74,969,630	851,707	$35,319,699
Shares issued upon reinvestment of distributions	46,104	2,171,041	9,005	441,335
Shares redeemed	(341,858)	(16,356,399)	(224,093)	(9,199,529)

Net increase	1,207,425	$60,784,272	636,619	$26,561,505

9.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11.  Subsequent Events.  Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Gabelli Asset Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 28, 2012

The Gabelli Asset Fund

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[4]

INTERESTED TRUSTEES[3]:
Mario J. Gabelli, CFA Trustee and Chairman Age: 69	Since 1986	27

Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC, and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds Complex; Chief Executive Officer of GGCP, Inc.

Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of RLJ Acquisition Inc. (blank check company)

John D. Gabelli Trustee Age: 67	Since 1999	10	Senior Vice President of Gabelli & Company, Inc.	—

INDEPENDENT TRUSTEES[5]:
Anthony J. Colavita Trustee Age: 76	Since 1989	35	President of the law firm of Anthony J. Colavita P.C.	—
James P. Conn Trustee Age: 73	Since 1992	19	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (1992-1998)	Director of First Republic Bank (banking) through January 2008 and LaQuinta Corp. (hotels) through January 2006
Kuni Nakamura Trustee Age: 43	Since 2009	10	President of Advanced Polymer, Inc. (chemical wholesale company)	—
Anthony R. Pustorino Trustee Age: 86	Since 1986	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing) (2002-2010)
Werner J. Roeder, MD Trustee Age: 71	Since 2001	22	Medical Director of Lawrence Hospital and practicing private physician	—
Anthonie C. van Ekris Trustee Age: 77	1986-1989 1992-present	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	Director of Aurado Energy Inc. (oil and gas operations) through 2005
Salvatore J. Zizza Trustee Age: 66	1986-1996 2000-present	29

Chairman (since 1978) of Zizza & Company, Ltd. (financial consulting); Chairman (since 2006) of Metropolitan Paper Recycling, Inc. (recycling); Chairman (since 2000) of BAM Inc. (manufacturing); Chairman (since 2009) of E-Corp English (business services)

Non-Executive Chairman and Director of Harbor BioSciences, Inc. (biotechnology); Vice Chairman and Director of Trans-Lux Corporation (business services); Chairman and Chief Executive Officer of General Employment Enterprises, Inc. (staffing); Director of Bion Environmental Technologies (technology) (2005-2008); Director of Earl Schieb Inc. (automotive painting) through April 2009.

The Gabelli Asset Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:
Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer Age: 60	Since 1994 Since November 2011	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc. 2008 to 2010; President of Teton Advisors, Inc. 1998 through 2008; Senior Vice President of GAMCO Investors, Inc. since 2008
Agnes Mullady Treasurer Age: 53	Since 2006	President and Chief Operating Officer of the Open-End Fund Division of Gabelli Funds, LLC since September 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds Complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

“Interested person” of the Fund as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

2011 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2011, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short-term capital gains) totaling $0.25, $0.28, $0.07, $0.07, and $0.38 per share for Class AAA, Class A, Class B, Class C, and Class I, respectively, and long-term capital gains totaling $48,301,096, or the maximum allowable. The distributions of long-term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2011, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.26% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 27.62% of the ordinary income distribution as qualified short-term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during 2011 which was derived from U.S. Treasury securities was 0.11%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2011. The percentage of U.S. Government securities held as of December 31, 2011 was 0.33%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you.  This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Asset Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment Officer

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President

Gabelli & Company, Inc.

Kuni Nakamura

President

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus

Pace University

Werner J. Roeder, MD

Medical Director

Lawrence Hospital

Anthonie C. van Ekris

Chairman

BALMAC International, Inc.

Salvatore J. Zizza

Chairman

Zizza & Co., Ltd.

Officers
Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer	Agnes Mullady Treasurer

Custodian, Transfer Agent, and Dividend Disbursing Agent
State Street Bank and Trust Company

Distributor
G.distributors, LLC

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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The

Gabelli Asset

Fund

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 5 stars for the three and ten year periods and 4 stars for the five year period ended December 31, 2011 among 1,580, 1,580, 817, and 1,376 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

ANNUAL REPORT

DECEMBER 31, 2011

Item 2.	Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,587 for 2010 and $35,587 for 2011.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2010 and $0 for 2011.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,625 for 2010 and $3,625 for 2011. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2010 and $0 for 2011.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	100%

(c)	100%

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2010 and $0 for 2011.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/9/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/9/12

* Print the name and title of each signing officer under his or her signature.